NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.9%
	APPAREL & TEXTILE PRODUCTS - 0.7%
8,500	NIKE, Inc., Class B	$ 864,535

	ASSET MANAGEMENT - 1.9%
3,350	BlackRock, Inc.	2,346,809

	BANKING - 3.4%
69,500	Bank of America Corporation	1,992,565
15,750	JPMorgan Chase & Company	2,304,698
		4,297,263
	BEVERAGES - 1.9%
13,200	PepsiCo, Inc.	2,348,544

	BIOTECH & PHARMA - 4.8%
5,700	Amgen, Inc.	1,461,138
600	Eli Lilly and Company	332,520
16,500	Johnson & Johnson	2,667,720
44,500	Pfizer, Inc.	1,574,410
		6,035,788
	CHEMICALS - 2.0%
2,700	Air Products and Chemicals, Inc.	797,823
3,900	Ecolab, Inc.	716,859
2,000	LyondellBasell Industries N.V., Class A	197,540
2,750	Sherwin-Williams Company (The)	747,230
		2,459,452
	COMMERCIAL SUPPORT SERVICES - 2.3%
18,000	Waste Management, Inc.	2,822,040

	CONSTRUCTION MATERIALS - 0.2%
1,100	Vulcan Materials Company	240,075

	DATA CENTER REIT - 1.2%
11,000	Digital Realty Trust, Inc.	1,448,920

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.4%
9,000	Honeywell International, Inc.	$ 1,691,460

	E-COMMERCE DISCRETIONARY - 3.3%
30,100	Amazon.com, Inc.(a)	4,154,101

	ELECTRIC UTILITIES - 1.1%
8,000	Dominion Energy, Inc.	388,320
5,500	NextEra Energy, Inc.	367,400
9,150	Southern Company (The)	619,730
		1,375,450
	ELECTRICAL EQUIPMENT - 2.4%
35,000	Amphenol Corporation, Class A	3,093,300

	ENTERTAINMENT CONTENT - 2.2%
17,500	Activision Blizzard, Inc.	1,609,825
12,950	Walt Disney Company (The)(a)	1,083,656
		2,693,481
	HEALTH CARE FACILITIES & SERVICES - 2.3%
6,100	UnitedHealth Group, Inc.	2,907,138

	HOME CONSTRUCTION - 1.6%
33,000	Masco Corporation	1,947,330

	HOUSEHOLD PRODUCTS - 1.7%
13,625	Procter & Gamble Company (The)	2,102,883

	INFRASTRUCTURE REIT - 0.3%
2,350	American Tower Corporation	426,102

	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
2,600	Goldman Sachs Group, Inc. (The)	852,046
21,000	Intercontinental Exchange, Inc.	2,477,790
11,300	Morgan Stanley	962,195
		4,292,031

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	INSURANCE - 1.5%
5,100	Berkshire Hathaway, Inc., Class B(a)	$ 1,837,020

	INTERNET MEDIA & SERVICES - 5.8%
31,800	Alphabet, Inc., Class A(a)	4,330,206
5,500	Meta Platforms, Inc., Class A(a)	1,627,395
3,000	Netflix, Inc.(a)	1,301,040
		7,258,641
	LEISURE FACILITIES & SERVICES - 0.6%
2,600	McDonald's Corporation	730,990

	MACHINERY - 1.4%
6,300	Caterpillar, Inc.	1,771,119

	MEDICAL EQUIPMENT & DEVICES - 6.3%
20,000	Abbott Laboratories	2,058,000
5,000	Danaher Corporation	1,325,000
6,500	Stryker Corporation	1,843,075
4,600	Thermo Fisher Scientific, Inc.	2,562,659
		7,788,734
	OIL & GAS PRODUCERS - 2.5%
6,600	Chevron Corporation	1,063,260
8,200	Exxon Mobil Corporation	911,758
34,400	Williams Companies, Inc. (The)	1,187,832
		3,162,850
	RETAIL - CONSUMER STAPLES - 3.0%
2,075	Costco Wholesale Corporation	1,139,756
4,100	Dollar Tree, Inc.(a)	501,676
13,400	Walmart, Inc.	2,178,974
		3,820,406
	RETAIL - DISCRETIONARY - 4.1%
9,200	Home Depot, Inc. (The)	3,038,760
23,050	TJX Companies, Inc. (The)	2,131,664
		5,170,424

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	SELF-STORAGE REIT - 0.4%
1,900	Public Storage	$ 525,122

	SEMICONDUCTORS - 3.9%
6,630	NVIDIA Corporation	3,272,236
13,750	QUALCOMM, Inc.	1,574,788
		4,847,024
	SOFTWARE - 14.2%
6,000	Adobe, Inc.(a)	3,356,040
30,000	Microsoft Corporation	9,832,799
19,000	Oracle Corporation	2,287,410
11,000	Salesforce, Inc.(a)	2,436,060
		17,912,309
	SPECIALTY FINANCE - 0.6%
6,800	Capital One Financial Corporation	696,252

	TECHNOLOGY HARDWARE - 10.0%
57,500	Apple, Inc.	10,802,525
30,750	Cisco Systems, Inc.	1,763,513
		12,566,038
	TECHNOLOGY SERVICES - 2.3%
11,500	Visa, Inc., Class A	2,825,320

	TRANSPORTATION & LOGISTICS - 0.8%
5,700	United Parcel Service, Inc., Class B	965,580

	WHOLESALE - CONSUMER STAPLES - 0.4%
7,500	Sysco Corporation	522,375

	TOTAL COMMON STOCKS (Cost $45,392,140)	119,946,906

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 4.0%
MONEY MARKET FUNDS - 4.0%
5,015,094	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.18% (Cost $5,015,094)(b)	$ 5,015,094

	TOTAL INVESTMENTS - 99.9% (Cost $50,407,234)	$ 124,962,000
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	133,892
	NET ASSETS - 100.0%	$ 125,095,892

N.V.	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2023.